NOTE RECEIVABLE (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment in Branded Legacy
Note receivable	1,500,000	1,500,000	$ 1,500,000
Less: Allowance for doubtful account	(1,500,000)	(1,500,000)	(1,500,000)
Note receivable, net
Branded Legacy [Member]
Investment in Branded Legacy